UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22304

Old Mutual Global Shares Trust
(Exact name of registrant as specified in charter)

10 High Street, Suite 302 Boston, MA	02110
(Address of principal executive offices)	(Zip code)
Eric G. Woodbury
10 High Street, Suite 302 Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-664-9887

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

	Common Stocks—92.5%
	Bermuda—0.4%
64,000	Cnpc Hong Kong Ltd. (b)	$84,393
30,000	COSCO Pacific Ltd. (b)	38,070
545,000	Shenzhen International Holdings (b)	41,180
106,000	Sinofert Holdings Ltd. (b)	58,795

		222,438

	Brazil—20.4%
13,000	All America Latina Logistica SA	121,558
2,200	B2W Cia Global Do Varejo	60,326
30,600	Banco Bradesco SA	638,612
14,200	Banco do Brasil SA	241,934
10,000	Banco Santander Brasil SA	137,104
42,900	BM&FBOVESPA SA	301,472
4,900	Bradespar SA	108,305
6,600	Brasil Telecom SA *	63,418
9,500	Braskem SA, Series A *	76,732
10,200	BRF - Brasil Foods SA	265,473
6,700	Centrais Eletricas Brasileiras SA	139,673
3,600	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Series A	134,277
5,300	Cia de Bebidas das Americas	530,547
6,300	Cia de Concessoes Rodoviarias	144,164
9,300	Cia Energetica de Minas Gerais	168,587
13,000	Cia Siderurgica Nacional SA	417,622
1,000	Cielo SA	8,800
6,600	Cyrela Brazil Realty SA	92,760
21,600	Empresa Brasileira de Aeronautica SA	117,838
5,900	Fertilizantes Fosfatados SA *	55,846
18,600	Gerdau SA	310,925
2,300	Global Village Telecom Holding SA *	73,874
55,200	Investimentos Itau SA, Series PR	375,242
47,000	Itau Unibanco Holding SA	1,043,156
13,800	JBS SA	73,782
33,600	Klabin SA	102,350
13,000	Lojas Americanas SA	115,816
8,000	Metalurgica Gerdau SA	160,257
10,100	Natura Cosmeticos SA	210,378
7,000	NET Servicos de Comunicacao SA *	96,374
10,000	OGX Petroleo e Gas Participacoes SA *	98,095
52,400	Petroleo Brasileiro SA	1,251,985
75,000	Petroleo Brasileiro SA	1,578,561
9,600	Redecard SA	159,706
3,000	Souza Cruz SA	99,403
9,300	Suzano Papel e Celulose SA	109,367
3,400	Tam SA *	74,526
7,300	Tele Norte Leste Participacoes SA	155,364
40,200	Tim Participacoes SA	118,073
7,300	Tractebel Energia SA	90,161
2,400	Ultrapar Participacoes SA	110,294
8,400	Usinas Siderurgicas de Minas Gerais SA, Series A	237,997
34,000	Vale SA	965,466

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

42,600	Vale SA, Series A	$1,031,275
9,200	Weg SA	97,109

		12,564,584

	Cayman Islands—0.1%
42,000	China Resources Land Ltd. (b)	94,532

	Chile—1.6%
1,400	Banco Santander Chile ADR	90,692
3,800	Cia Cervecerias Unidas SA ADR	148,276
4,500	Empresa Nacional de Electricidad SA ADR	226,215
10,100	Enersis SA ADR	230,885
10,200	Lan Airlines SA ADR	170,034
4,000	Sociedad Quimica y Minera de Chile SA ADR	150,279

		1,016,381

	China—13.0%
98,000	Air China Ltd. * (b)	75,967
78,000	Aluminum Corp of China Ltd., Series H * (b)	84,960
28,000	Angang Steel Co. Ltd., Series H (b)	61,052
12,000	Anhui Conch Cement Co. Ltd., Series H (b)	76,673
1,148,000	Bank of China Ltd., Series H (b)	616,874
131,000	Bank of Communications Co. Ltd., Series H (b)	150,655
62,000	Beijing Capital International Airport Co. Ltd., Series H * (b)	40,707
11,000	Byd Co. Ltd., Series H * (b)	96,415
110,000	China BlueChemical Ltd., Series H (b)	67,178
184,000	China Citic Bank Co. Ltd., Series H (b)	155,737
92,000	China Coal Energy Co., Series H (b)	166,927
134,000	China Communications Construction Co. Ltd., Series H (b)	127,312
1,372,000	China Construction Bank Corp., Series H (b)	1,171,791
49,500	China COSCO Holdings Co. Ltd., Series H (b)	60,245
163,000	China Life Insurance Co. Ltd., Series H (b)	797,537
69,000	China Merchants Bank Co. Ltd., Series H (b)	179,516
322,246	China Minsheng Banking Corp. Ltd., Series H *	362,389
30,000	China National Building Material Co. Ltd., Series H (b)	61,632
67,000	China National Materials Co. Ltd., Series H (b)	49,476
64,000	China Oilfield Services Ltd., Series H (b)	75,902
386,000	China Petroleum & Chemical Corp., Series H (b)	340,054
69,500	China Railway Construction Corp. Ltd., Series H (b)	88,553
134,000	China Railway Group Ltd., Series H * (b)	103,488
71,000	China Shenhua Energy Co. Ltd., Series H (b)	344,626
30,000	China Shipping Development Co. Ltd., Series H (b)	44,613
120,000	China Southern Airlines Co. Ltd., Series H * (b)	37,121
342,000	China Telecom Corp. Ltd., Series H (b)	141,411
110,000	Datang International Power Generation Co. Ltd., Series H (b)	47,019
52,000	Dongfeng Motor Group Co. Ltd., Series H (b)	74,248
24,800	Guangzhou R&F Properties Co. Ltd., Series H (b)	43,253
100,000	Huaneng Power International, Inc., Series H (b)	55,986
833,000	Industrial & Commercial Bank of China, Series H (b)	685,971
22,000	Jiangxi Copper Co. Ltd., Series H (b)	51,446
64,000	Maanshan Iron & Steel, Series H * (b)	46,364
87,000	Metallurgical Corp of China Ltd., Series H *	51,500
464,000	PetroChina Co. Ltd., Series H (b)	551,580

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

100,000	PICC Property & Casualty Co. Ltd., Series H * (b)	$89,477
43,000	Ping An Insurance Group Co. of China Ltd., Series H (b)	373,861
27,200	Sinopharm Group Co., Series H *	96,641
16,000	Tsingtao Brewery Co. Ltd., Series H (b)	88,496
40,000	Yanzhou Coal Mining Co. Ltd., Series H (b)	87,478
102,000	Zijin Mining Group Co. Ltd., Series H (b)	96,676

		8,018,807

	Czech Republic—0.7%
5,000	CEZ AS (b)	234,410
500	Komercni Banka AS * (b)	106,977
10,000	Unipetrol * (b)	75,890

		417,277

	Egypt—1.2%
27,282	Al Ezz Steel Rebars SAE (b)	85,414
7,918	Commercial International Bank (b)	78,685
1,490	Egyptian Co for Mobile Services (b)	65,239
12,174	Egyptian Financial Group-Hermes Holding, Series SAE (b)	55,435
39,903	Egyptian Kuwaiti Holding Co. (b)	78,321
6,745	ElSwedy Cables Holding Co. (b)	83,067
3,057	Orascom Construction Industries * (b)	138,532
14,946	Orascom Telecom Holding SAE (b)	68,345
64,739	Talaat Moustafa Group * (b)	81,435

		734,473

	Hong Kong—4.9%
12,000	Beijing Enterprises Holdings Ltd. (b)	86,906
43,000	China Agri-Industries Holdings Ltd. (b)	56,175
22,000	China Everbright Ltd. (b)	53,870
26,000	China Merchants Holdings International Co. Ltd. (b)	83,867
123,500	China Mobile Ltd. (b)	1,149,009
92,000	China Overseas Land & Investment Ltd. (b)	192,751
36,000	China Resources Enterprise Ltd. (b)	130,773
38,000	China Resources Power Holdings Co. Ltd. (b)	75,273
19,200	China Taiping Insurance Holdings Co. Ltd. * (b)	62,046
146,000	China Unicom Hong Kong Ltd. (b)	191,575
28,000	Citic Pacific Ltd. (b)	74,777
388,000	CNOOC Ltd. (b)	604,431
142,000	Denway Motors Ltd. (b)	89,699
15,000	Shanghai Industrial Holdings Ltd. (b)	76,077
80,500	Sino-Ocean Land Holdings Ltd. (b)	73,907
164,000	Yuexiu Property Co. Ltd. (b)	46,157

		3,047,293

	Hungary—1.1%
25,816	Magyar Telekom Telecommunications PLC * (b)	100,079
2,906	MOL Hungarian Oil and Gas NyRt * (b)	261,811
6,604	OTP Bank PLC * (b)	189,110

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

485	Richter Gedeon Nyrt. * (b)	$110,036

		661,036

	India—7.6%
17,300	Dr. Reddy's Laboratories Ltd. ADR	418,833
4,400	HDFC Bank Ltd. ADR	572,352
13,500	ICICI Bank Ltd. ADR	509,085
15,400	Infosys Technologies Ltd. ADR	851,158
8,800	Patni Computer Systems Ltd. ADR	179,960
27,700	Satyam Computer Services Ltd. ADR *	127,697
5,226	State Bank of India Ltd. GDR * (b)	514,160
24,200	Sterlite Industries India Ltd. ADR	440,924
14,700	Tata Communications Ltd. ADR	212,415
22,700	Tata Motors Ltd. ADR	382,722
20,100	Wipro Ltd. ADR	447,627

		4,656,933

	Indonesia—2.1%
20,000	Astra Agro Lestari Tbk PT (b)	48,134
65,500	Astra International Tbk PT (b)	240,804
262,500	Bank Central Asia Tbk PT (b)	134,365
130,000	Bank Rakyat Indonesia (b)	104,485
434,500	Bumi Resources Tbk PT (b)	110,630
43,000	Indocement Tunggal Prakarsa Tbk PT (b)	62,158
148,500	Indofood Sukses Makmur Tbk PT (b)	55,805
229,000	Perusahaan Gas Negara PT (b)	94,629
71,000	Semen Gresik Persero Tbk PT (b)	56,550
236,000	Telekomunikasi Indonesia Tbk PT (b)	234,921
73,500	Unilever Indonesia Tbk PT (b)	85,252
59,000	United Tractors Tbk PT (b)	96,620

		1,324,353

	Malaysia—4.2%
68,200	AMMB Holdings Bhd (b)	99,232
133,400	Axiata Group Bhd * (b)	118,618
11,900	British American Tobacco Malaysia Bhd (b)	148,538
67,200	CIMB Group Holdings Bhd (b)	251,469
77,800	Gamuda Bhd (b)	58,935
83,200	Genting Bhd (b)	177,339
173,900	Genting Malaysia Bhd (b)	142,119
52,700	IJM Corp. Bhd (b)	68,753
142,300	IOI Corp. Bhd (b)	226,591
19,900	Kuala Lumpur Kepong Bhd (b)	95,693
109,000	Malayan Banking Bhd (b)	217,699
39,900	MISC Bhd (b)	98,426
21,600	PPB Group Bhd (b)	100,421
73,100	Public Bank Bhd (b)	240,292
107,700	Sime Darby Bhd (b)	281,376
37,400	Tenaga Nasional Bhd (b)	91,495
51,300	YTL Corp. Bhd (b)	109,185

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

141,700	YTL Power International Bhd (b)	$92,634

		2,618,815

	Mexico—5.9%
413,700	America Movil SAB de CV, Series L	975,040
24,000	Carso Global Telecom SAB de CV, Class A1 *	107,211
208,900	Cemex SAB de CV, Series CPO	248,017
50,900	Fomento Economico Mexicano SAB de CV	244,687
14,100	Grupo Bimbo SAB de CV, Series A	92,017
23,200	Grupo Carso SAB de CV, Series A1	71,099
1,950	Grupo Elektra SA de CV, Class SA	94,248
37,800	Grupo Financiero Banorte SAB de CV, Series O	136,603
19,100	Grupo Financiero Inbursa SA, Series O	56,472
156,500	Grupo Mexico SAB de CV, Series B	357,943
20,800	Grupo Modelo SAB de CV, Series C *	115,667
61,700	Grupo Televisa SA, Series CPO	257,237
4,000	Industrias Penoles SAB de CV	86,095
16,800	Kimberly-Clark de Mexico SAB de CV, Series A	75,369
226,000	Telefonos de Mexico SAB de CV	188,688
184,800	Telmex Internacional SAB de CV, Sub-Series L	164,199
75,500	Wal-Mart de Mexico SAB de CV, Series V	337,153

		3,607,745

	Morocco—0.6%
3,570	Attijariwafa Bank (b)	122,446
3,028	Banque Marocaine du Commerce Exterieur (b)	101,718
9,132	Douja Promotion Groupe Addoha SA (b)	119,744

		343,908

	Peru—0.2%
3,513	Sociedad Minera Cerro Verde SA	81,853
40,977	Volcan Cia Minera SAA, Series B	50,778

		132,631

	Philippines—0.8%
15,550	Ayala Corp. (b)	101,452
290,900	Ayala Land, Inc. (b)	70,303
9,320	Manila Electric Co. (b)	41,135
1,660	Philippine Long Distance Telephone Co. (b)	93,716
14,050	SM Investments Corp. (b)	99,105
356,000	SM Prime Holdings, Inc. (b)	74,977

		480,688

	Poland—1.0%
1,828	Bank Pekao SA * (b)	102,695
1,290	KGHM Polska Miedz SA * (b)	47,581
9,271	Polski Koncern Naftowy Orlen * (b)	109,447
80,152	Polskie Gornictwo Naftowe I Gazownictwo SA, Series I (b)	105,827
11,893	Powszechna Kasa Oszczednosci Bank Polski SA * (b)	156,992

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

14,765	Telekomunikacja Polska SA * (b)	$81,690

		604,232

	Russia—6.9%
17,252,600	Federal Grid Co. Unified Energy System JSC, Class S * (b)	181,670
198,259	Gazprom OAO, Class S (b)	1,190,383
13,314	Lukoil OAO, Class S (b)	737,404
38,800	Magnitogorsk Iron & Steel Works, Class S *	32,689
1,545	MMC Norilsk Nickel, Class S * (b)	208,772
20,029	Mobile Telesystems OJSC (b)	143,756
17,700	Novolipetsk Steel OJSC, Class S *	48,675
3,748	Polymetal, Class S *	31,858
1,831	Polyus Gold Co., Class S	87,888
43,727	Rosneft Oil Co. (b)	363,110
8,002	Rostelecom, Class S *	32,008
170,893	Sberbank of Russian Federation, Class S	470,074
5,508	Severstal, Class S *	46,488
48,545	Sistema JSFC, Class S *	32,525
375,400	Surgutneftegaz, Class S (b)	311,645
35,360	Tatneft, Class S (b)	166,220
18,793	Uralkali, Class S * (b)	76,058
31,565,000	VTB Bank OJSC	66,918

		4,228,141

	South Africa—9.7%
7,773	ABSA Group Ltd. (b)	135,101
23,162	African Bank Investments Ltd. (b)	93,432
2,126	Anglo Platinum Ltd. * (b)	227,499
7,882	AngloGold Ashanti Ltd. (b)	319,979
5,212	ArcelorMittal South Africa Ltd. (b)	72,378
5,682	Aspen Pharmacare Holdings Ltd. * (b)	56,698
11,467	Aveng Ltd. (b)	61,915
10,104	Barloworld Ltd. (b)	61,703
9,379	Bidvest Group Ltd. (b)	163,869
93,158	FirstRand Ltd. (b)	231,025
10,074	Foschini Ltd. (b)	82,314
16,372	Gold Fields Ltd. (b)	215,469
49,083	Growthpoint Properties Ltd. (b)	93,426
11,041	Harmony Gold Mining Co. Ltd. (b)	112,329
13,806	Impala Platinum Holdings Ltd. (b)	378,209
8,002	Imperial Holdings Ltd. (b)	95,690
8,033	Investec Ltd. (b)	57,821
9,128	JD Group Ltd. (b)	60,800
2,108	Kumba Iron Ore Ltd. (b)	86,809
5,194	Massmart Holdings Ltd. (b)	63,027
8,627	Mondi Ltd. (b)	49,004
36,660	MTN Group Ltd. (b)	584,781
9,407	Murray & Roberts Holdings Ltd. (b)	58,964
6,462	Mvelaphanda Resources Ltd. * (b)	42,732
8,117	Naspers Ltd., Series N (b)	329,222
4,151	Nedbank Group Ltd. (b)	69,913
38,547	Netcare Ltd. (b)	72,153

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

20,788	Pretoria Portland Cement Co. Ltd. (b)	$97,561
8,359	Remgro Ltd. (b)	100,999
22,554	RMB Holdings Ltd. (b)	90,245
55,976	Sanlam Ltd. (b)	172,526
16,827	Sappi Ltd. * (b)	80,675
13,423	Sasol Ltd. (b)	539,101
11,982	Shoprite Holdings Ltd. (b)	105,579
32,207	Standard Bank Group Ltd. (b)	443,344
36,881	Steinhoff International Holdings Ltd. (b)	103,551
5,056	Tiger Brands Ltd. (b)	117,037
4,687	Tongaat Hulett Ltd. (b)	62,792
15,344	Truworths International Ltd. (b)	90,378
35,594	Woolworths Holdings Ltd. (b)	85,830

		5,965,880

	Thailand—8.6%
86,400	Advanced Semiconductor Engineering, Inc. ADR	382,752
61,300	AU Optronics Corp. ADR	734,987
21,600	Bangkok Bank PCL (b)	75,616
101,600	Bank of Ayudhya PCL (b)	68,675
4,000	Banpu PCL (b)	69,141
90,800	BEC World PCL (b)	67,068
212,100	Charoen Pokphand Foods PCL (b)	72,519
45,400	Chunghwa Telecom Co. Ltd. ADR	843,077
24,300	Kasikornbank PCL (b)	63,320
102,600	PTT Aromatics & Refining PCL (b)	78,416
22,300	PTT Chemical PCL (b)	49,300
43,300	PTT Exploration & Production PCL (b)	191,025
28,600	PTT PCL (b)	211,138
13,100	Siam Cement PCL (b)	93,758
35,300	Siam Commercial Bank PCL (b)	91,861
57,900	Siliconware Precision Industries Co. ADR	405,879
110,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,264,120
67,200	Thai Oil PCL (b)	86,146
108,400	United Microelectronics Corp. ADR	420,592

		5,269,390

	Turkey—1.5%
18,873	Akbank TAS * (b)	119,595
9,293	Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	103,367
71,231	Dogan Sirketler Grubu Holdings (b)	49,276
16,129	Enka Insaat ve Sanayi AS * (b)	74,422
34,864	Eregli Demir ve Celik Fabrikalari TAS * (b)	105,324
17,298	Haci Omer Sabanci Holding AS * (b)	67,048
46,428	KOC Holding AS (b)	137,223
4,573	Tupras Turkiye Petrol Rafine * (b)	90,361
26,925	Turkiye Garanti Bankasi AS (b)	114,227
20,625	Turkiye Is Bankasi, Series C (b)	86,735

		947,578

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

NUMBER
OF SHARES		VALUE

	Total Common Stocks
	(Cost $57,267,414)	$56,957,115

	Exchange Traded Funds—7.2%
	United States—7.2%
197,200	iShares MSCI Taiwan Index Fund	2,557,684
85,300	PowerShares India Portfolio	1,882,571

	Total Exchange Traded Funds
	(Cost $4,333,624)	4,440,255

	Rights—0.0%**
	Brazil—7.2%
19	JBS SA, (a)*
	expires 02/01/10 at $0.07
	(Cost $0)	1

	Total Investments
	(Cost $61,601,038) (c)—99.7%	$61,397,371
	Other assets less liabilities—0.3%	177,011

	Net Assets—100.0%	$61,574,382

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Less than 0.05%.

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2009, the value of this security amounted to $1, or 0.00% of net assets.
(b)	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009, the value of these securities amounted to $30,081,941 or 48.85% of net assets.
(c)	At December 31, 2009, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,495,309	$(1,698,976)	$(203,667)

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND

Schedule of Investments

December 31, 2009 (Unaudited)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$26,875,174	$30,081,941	-	$56,957,115
Exchange Traded Funds	4,440,255	-	-	4,440,255
Rights	-	-	1	1
Total Investments	$31,315,429	$30,081,941	1	$61,397,371

The inputs and valuation techniques used to measure fair value was based upon the best available information.
There were no changes in the valuation techniques used to fair value these rights during the quarter.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Rights
Balance as of December 1, 2009	$-
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	-
Net Purchases / (Sales)	-
Realized Gain / (Loss)	-
Transfers In / (Out)	1
Balance as of December 31, 2009	$1

GLOBALSHARES FTSE EMERGING MARKETS FUND

Industry Diversification

December 31, 2009 (Unaudited)

	VALUE	% OF TOTAL NET ASSETS
Aerospace/Defense	$117,838	0.2
Agriculture	747,053	1.2
Airlines	357,648	0.6
Auto Manufacturers	546,669	0.9
Banks	11,205,672	18.2
Beverages	1,231,040	2.0
Building Materials	696,349	1.1
Chemicals	644,482	1.1
Coal	778,802	1.3
Commercial Services	232,214	0.4
Computers	1,298,785	2.1
Cosmetics/Personal Care	210,378	0.3
Diversified Financial Services	811,981	1.3
Electric	1,675,143	2.7
Electrical Components & Equipment	179,482	0.3
Electronics	734,987	1.2
Engineering & Construction	804,328	1.3
Exchange Traded Fund	4,440,255	7.2
Food	944,392	1.5
Forest Products & Paper	416,765	0.7
Gas	181,535	0.3
Healthcare-Products	56,698	0.1
Healthcare-Services	72,153	0.1
Holding Companies-Diversified	2,114,745	3.4
Home Furnishings	103,551	0.2
Household Products/Wares	85,252	0.1
Insurance	1,495,447	2.4
Internet	60,326	0.1
Investment Companies	108,305	0.2
Iron/Steel	1,786,771	2.9
Lodging	319,458	0.5
Machinery-Construction & Mining	146,096	0.2
Machinery-Diversified	97,109	0.2
Media	749,901	1.2
Mining	4,919,732	8.0
Oil & Gas	9,027,023	14.7
Oil & Gas Services	75,902	0.1
Pharmaceuticals	625,510	1.0
Real Estate	983,245	1.6
Retail	1,269,475	2.1
Semiconductors	2,473,343	4.0
Software	307,657	0.5
Telecommunications	5,939,032	9.7
Transportation	324,842	0.5
Total value of investments	61,397,371	99.7
Other assets less liabilities	177,011	0.3
Net Assets	$61,574,382	100.0%

GlobalShares FTSE Emerging Markets Fund
Notes to Quarterly Schedule of Investments
December 31, 2009 (unaudited)

1. Organization

Old Mutual Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on December 5, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The GlobalShares FTSE Emerging Markets Fund (the “Fund”) is one of five separate exchange-traded index funds currently comprising the Trust, collectively, (the “Funds”), and as of the date of this report is the only active fund. The Fund commenced operations on December 1, 2009.

On November 30, 2009, by ratification of the Board of Trustees (the “Board”) a 1-for-4 reverse share split was implemented.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol GSR. Market prices for the shares may be different from their net asset value ("NAV").  The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares, typically at 600,000 Shares, called "Creation Units."  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe.  Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts substantially less than a Creation Unit.

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses), generally to the performance of the FTSE Emerging Markets Index (“Underlying Index”).

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

Investment Valuation

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if it is not possible to determine the last reported sale price on the relevant exchange or market on the valuation date, the value of the security shall be taken to be the most recent mean between the bid and asked prices on such exchange or market on the valuation date.   Absent both bid and asked prices on such exchange, the bid price may be used.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Fund’s primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair valuation procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the fair valuation procedures, as applicable.

GlobalShares FTSE Emerging Markets Fund
Notes to Quarterly Schedule of Investments
December 31, 2009 (unaudited)

Options are valued at the last reported sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Swaps are valued based on valuations provided by an independent third party pricing agent.  If a price is not available from an independent third party pricing agent, the security will be valued by an independent broker or pursuant to the fair valuation procedures, as applicable.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates its NAV, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair valuation pricing policies.

The Board has adopted valuation procedures for the Fund and has delegated day to day responsibility for fair value determinations to the Fund’s fair valuation committee. Fair value determinations that affect a Fund’s NAV are subject to review, approval or ratification by the Board. The valuation procedures include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service approved by the Board. The Fund uses fair value pricing to seek to ensure that the Fund’s NAV reflects the value of its underlying portfolio securities. Securities for which fair valuation has been applied at December 31, 2009 are annotated within the Schedule of Investments.

There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

GlobalShares FTSE Emerging Markets Fund
Notes to Quarterly Schedule of Investments
December 31, 2009 (unaudited)

The Fund utilizes various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below. The Fund’s hierarchy can be found on the Schedule of Investments.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the effect that the adoption of ASU 2010-06 will have on the Fund’s financial statements.

NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s NAV is calculated at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions, Interest and Dividends

Investment transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income and distributions to shareholders are recognized on the ex-dividend date and expenses are recognized on the accrual basis. Realized gains and losses on sales of investment securities are calculated using the low cost method.

American Depositary Receipts (“ADRs”)

The Fund may invest in ADRs. For many foreign securities, US Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in the securities of REITs, which pool investors’ funds for investments primarily in commercial real estate properties, to the extent allowed by law.  Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry.  As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees.  At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

GlobalShares FTSE Emerging Markets Fund
Notes to Quarterly Schedule of Investments
December 31, 2009 (unaudited)

Repurchase Agreements

The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”), based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party, based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash, or highly liquid securities, having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Foreign Currency

The books and records of the Fund are maintained in US Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US Dollars at the prevailing exchange rates on the respective dates of the transactions.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts as hedges against specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded, as the Fund does not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of December 31, 2009, there were no forward foreign currency contracts outstanding.

3. Risks

Below are some of the principal risks of investing in the Fund. Please refer to the Fund’s Prospectus and Statement of Additional Information for a full discussion.

GlobalShares FTSE Emerging Markets Fund
Notes to Quarterly Schedule of Investments
December 31, 2009 (unaudited)

Foreign Holdings - Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in US companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect US investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than US companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the US Dollar.

Small- and Medium-Capitalization Company – Investing in securities of small- and medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Correlation - The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints.  Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  Because the Fund utilizes a sampling approach or if the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Investing in Emerging Market or Developing Countries - Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to US issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which US issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in US issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

GlobalShares FTSE Emerging Markets Fund
Notes to Quarterly Schedule of Investments
December 31, 2009 (unaudited)

4. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote and maintains insurance for certain events.

5. Subsequent Events

Effective February 1, 2010, the full expense waiver of the Fund expired and the expense cap rose from 0.00% to 0.39%. Effective February 17, 2010, the shares of the Fund were subject to a 5:1 stock split, the number of shares constituting a Creation Unit of the Fund became 100,000, and the standard and maximum transaction fees for the creation and redemption of a Creation Unit of the Fund were reduced from $14,500 and $58,000 to $8,500 and $34,000, respectively.

In accordance with the provisions set forth in FASB Accounting Standards Codification (“ASC”) 855-10, Subsequent Events, Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that, except as set forth above, there are no material events that would require disclosure through this date.

Item 2.	Controls and Procedures.

(a)
The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Mutual Global Shares Trust

By:	/s/ Eric G. Woodbury
Eric G. Woodbury
Chief Executive Officer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric G. Woodbury
Eric G. Woodbury
Chief Executive Officer

Date:	March 1, 2010

By:	/s/ Trudance L.C. Bakke
Trudence L.C. Bakke
Chief Financial Officer

Date:	March 1, 2010